Bank Loans (Details) - Schedule of Bank Loan - USD ($)		Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023
Bank Loans (Details) - Schedule of Bank Loan [Line Items]
Total		$ 1,954,099	$ 2,414,678
Less: current maturity of long-term bank loan		955,904	937,457	$ 1,372,037
Long term of bank loans		998,195	1,477,221	$ 1,632,134
Loan from DBS Bank (due on May 13, 2025) [Member]
Bank Loans (Details) - Schedule of Bank Loan [Line Items]
Total	[1]	1,037,176	1,497,755
Revolving credit for keyman insurance [Member]
Bank Loans (Details) - Schedule of Bank Loan [Line Items]
Total	[2]	$ 916,923	$ 916,923

[1]	On April 9, 2020, the Group signed a loan agreement with DBS Bank Ltd. to obtain a five-year loan of $3,650,434 (or SGD 5,000,000). The loan bears a fixed interest rate of 3% per annum. The bank loan was secured by Mr. Dong Zhang. The Group is required to pay interest for the first twelve months and repay monthly instalments comprising principal and interest thereafter. As of April 30, 2024 and October 31, 2023, the balance was $1,037,176 and $1,497,755, respectively.
[2]	On February 14, 2020, the Group obtained a revolving credit facility I (RCF I) from DBS Bank Ltd. of $916,923 and used to settle the premium of Insurance Policy. The weighted average effective interest rate is 3.1% for the six months ended April 30, 2024. The revolving credit facility is secured by way of first legal assignment of Insurance Policy of all rights, title, interests and benefits under and arising out of the Insurance Policy including all proceeds payable under the Insurance Policy and all proceeds of any repayment or refund of premium by the Insurer, with notification of the assignment to be served and acknowledged by the Insurer.